FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Changes in Fair Value of Warrants (Details) - Warrants and Rights Outstanding - Fair Value, Inputs, Level 3 - Private Placement $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 8,139
Transfer of Private Warrants to Public Warrants	(2,502)
Change in fair value of warrant liabilities	3,523
Ending balance	7,999
Restatement adjustment
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ (1,161)